Organization and nature of business (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2024	Sep. 27, 2021	Sep. 30, 2022	Sep. 30, 2024	Sep. 23, 2024	Jul. 23, 2024	Apr. 20, 2023	Jul. 13, 2022	May 27, 2022	Jan. 19, 2022	Jan. 10, 2022	Dec. 31, 2021	Sep. 18, 2021	Sep. 17, 2021	Sep. 07, 2021	Dec. 04, 2019	Jul. 28, 2015
Forest Food Member
Net Proceeds From Issuance Initial Public Offering		$ 2,800,000
Percentage Of Controlling Interest Transferred														100.00%
Nongyuan Network | Xinyang Wang
Noncontrolling Interest, Ownership Percentage by Parent																100.00%
Nongyuan Network | Minority Interest Nineteen
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Cash consideration	$ 6,000,000
Farmmi International
Ownership percentage				100.00%
Farmmi International | Farmmi Eco Agri One | Minority Interest Sixteen
Noncontrolling Interest, Ownership Percentage by Parent									100.00%
Farmmi Supply Chain
Ownership percentage				100.00%
Farmmi Supply Chain | Guoning Zhonghao One
Ownership percentage		100.00%
Yitang Mediservice
Ownership percentage				100.00%
Yitang Mediservice | Nongyuan Network | Minority Interest Seven
Noncontrolling Interest, Ownership Percentage by Parent															95.00%
Yitang Mediservice | Farmmi Ecology | Minority Interest Eight
Noncontrolling Interest, Ownership Percentage by Parent															5.00%
Yitang Mediservice | Farmmi Medical Health | Minority Interest Nine
Noncontrolling Interest, Ownership Percentage by Parent							95.00%
Yiting Meditech
Ownership percentage				100.00%
Farmmi USA
Ownership percentage				100.00%
Ganzhou Tengguang | Forestry Development Co Ltd
Net Proceeds From Issuance Initial Public Offering		$ 11,000,000
Yada Forestry Co., Ltd
Ownership percentage		100.00%
Ningbo Guoning Zhonghao Technology Co., Ltd | Jianxin Huang
Net Proceeds From Issuance Initial Public Offering		$ 788
Farmmi Agricultural
Ownership percentage				100.00%
Farmmi Ecology
Ownership percentage				100.00%
Farmmi Ecology | Farmmi Holdings Group Co Ltd | Minority Interest Five
Noncontrolling Interest, Ownership Percentage by Parent													30.00%
Farmmi Holdings
Ownership percentage				100.00%
Farmmi Holdings | Farmmi Agricultural One | Minority Interest Six
Noncontrolling Interest, Ownership Percentage by Parent												100.00%
Farmmi International Limited | FAMI | Minority Interest One
Noncontrolling Interest, Ownership Percentage by Parent																	100.00%
Farmmi Health Development | Farmmi Medical Health One | Minority Interest Two
Noncontrolling Interest, Ownership Percentage by Parent													100.00%
Farmmi Enterprise | Farmmi Holdings Group Co Ltd | Minority Interest Three
Noncontrolling Interest, Ownership Percentage by Parent													30.00%
Farmmi Technology | Farmmi Holdings Group Co Ltd | Minority Interest Four
Noncontrolling Interest, Ownership Percentage by Parent													40.00%
Yitang Mediservice One | Farmmi Ecology One | Minority Interest Ten
Noncontrolling Interest, Ownership Percentage by Parent							5.00%
Yitang Mediservice One | Yifeng Medihealth | Minority Interest Eleven
Noncontrolling Interest, Ownership Percentage by Parent											1.00%
Yitang Mediservice Two | Yilong Enterprise | Minority Interest Twelve
Noncontrolling Interest, Ownership Percentage by Parent											100.00%
YF YL MediTech | Yifeng Medihealth | Minority Interest Thirteen
Noncontrolling Interest, Ownership Percentage by Parent										20.00%
YF YL MediTech | Yilong Enterprise | Minority Interest Twenty Two
Noncontrolling Interest, Ownership Percentage by Parent										80.00%
YT SK Medihealth | Yifeng Medihealth | Minority Interest Fourteen
Noncontrolling Interest, Ownership Percentage by Parent										20.00%
YT SK Medihealth | Yilong Enterprise | Minority Interest Fifteen
Noncontrolling Interest, Ownership Percentage by Parent										80.00%
Farmmi Canada | Farmmi Canada Inc. | Minority Interest Seventeen
Noncontrolling Interest, Ownership Percentage by Parent								100.00%
FLS Mushroom | Minority Interest Eighteen
Noncontrolling Interest, Ownership Percentage by Parent			100.00%
Net Proceeds From Issuance Initial Public Offering			$ 3,400,000
Ownership percentage				100.00%
SuppChains Group Inc | Minority Interest Twenty
Noncontrolling Interest, Ownership Percentage by Parent						75.00%
Farmmi Ecology and Farmmi Technology | Minority Interest Twenty One
Noncontrolling Interest, Ownership Percentage by Parent					100.00%